Non-consolidated variable interest entities (Tables)	12 Months Ended
Dec. 31, 2017
FNMA, GNMA, FHLMC VIE
Schedule Of Variable Interest Entities Text Block
(In thousands)	2017	2016
Assets
Servicing assets:
Mortgage servicing rights	$132,692	$158,562
Total servicing assets	$132,692	$158,562
Other assets:
Servicing advances	$47,742	$20,787
Total other assets	$47,742	$20,787
Total assets	$180,434	$179,349
Maximum exposure to loss	$180,434	$179,349

Corporate Joint Venture
Schedule Of Variable Interest Entities Text Block
	PRLP 2011 Holdings, LLC		PR Asset Portfolio 2013-1 International, LLC
(In thousands)	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Assets
Loans held-in-portfolio:
Advances under the working capital line	$-	$-	$-	$1,391
Advances under the advance facility	-	-	-	2,475
Total loans held-in-portfolio	$-	$-	$-	$3,866
Accrued interest receivable	$-	$-	$-	$19
Other assets:
Equity investment	$7,199	$9,167	$12,874	$22,378
Total assets	$7,199	$9,167	$12,874	$26,263
Liabilities
Deposits	$(20)	$(1,127)	$(10,501)	$(9,692)
Total liabilities	$(20)	$(1,127)	$(10,501)	$(9,692)
Total net assets	$7,179	$8,040	$2,373	$16,571
Maximum exposure to loss	$7,179	$8,040	$2,373	$16,571